California Investment Trust
44 Montgomery Street, Suite 2100
San Francisco, California 94104
Telephone (800) 225-8778
Internet www.caltrust.com

January 6, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	California Investment Trust
File Nos. 033-00499 and 811-04417
Rule 497(j)

Ladies and Gentleman:

In connection with the review of the post-effective amendment filing No. 40 to which this 497j filing relates by staff of the Securities and Exchange Commission, California Investment Trust acknowledges the staff’s view that: California Investment Trust is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and California Investment Trust may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 40 to the Trust's registration statement on Form N-1A and (ii) the text of Post-Effective Amendment No. 40 has been filed electronically.

Please direct any inquiries regarding this filing to undersigned at the number listed above.

Very truly yours,

/s/ Carman Leung
Carman Leung
CCO